FEDERATED UTILITY FUND, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 1998

At the March 26, 1999 shareholder meeting, shareholders approved the following:

1)   Elected nine Directors.

2)   Ratified the selection of the Fund's independent auditors.

The meeting was adjourned to May 12, 1999, 2:00 p.m. (Eastern time), at 2800 Corporate Drive, Pittsburgh PA 15237-7000 with respect to the following proposals:

3)   To make changes to the Fund's fundamental investment policies:

     a) To amend the Fund's fundamental investment policy on diversification of its investments;

     b)   To  make  non-fundamental,   and  to  amend,  the  Fund's  fundamental
          investment policy regarding restricted securities;

     c) To make non-fundamental the Fund's policy prohibiting investment in securities to exercise control of an issuer;

     d) To make non-fundamental, and to amend, the Fund's policy to permit the Fund to invest in the securities of other investment companies;

     e) To amend the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding; and

     f)   To  make   non-fundamental  the  Fund's  fundamental  policy  limiting investment in foreign issuers not listed on recognized exchanges to 15% of total assets.

4)   To eliminate certain of the Fund's fundamental investment policies:

     a)   To  remove  the  Fund's  fundamental   investment  policy  prohibiting
          investment in new issuers;

     b)   To  remove  the  Fund's  fundamental   investment  policy  prohibiting
          investment in oil, gas, and minerals;

     c)   To  remove  the  Fund's  fundamental   investment  policy  prohibiting
          investment in issuers whose securities are owned by Officers and Directors; and

     d) To remove the Fund's fundamental investment policy limiting investment in warrants to 5% of assets.

5) To remove the Fund's 5% limitation on writing call options, and to authorize the Fund to purchase options.

6)   To approve amendments to the Fund's Articles of Incorporation:

     a) To require the approval of a "1940 Act" majority of shareholders in the event of the sale and conveyance of the assets of the Fund to another fund or corporation; and

     b) To permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law.




                                                                  March 26, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 314286105
Cusip 314286204
Cusip 314286303
Cusip 314286402
G02536-03 (3/99)